Investment (Details) $ in Thousands, kr in Millions			2 Months Ended	12 Months Ended
	May 05, 2022 CAD ($) shares	May 05, 2022 NOK (kr) shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)
Disclosure of financial assets
Purchase of Aqualung Carbon Capture AS shares					$ 3,114
Aqualung Carbon Capture AS
Disclosure of financial assets
Ownership interest (as percent)	4.55%	4.55%		4.40%
Equity investments
Disclosure of financial assets
Balance, Beginning				$ 3,221
Initial investment	$ 3,114
Effect of change in fair value			$ 107	93
Balance, Ending			$ 3,221	$ 3,314	$ 3,221
Aqualung Carbon Capture AS
Disclosure of financial assets
Shares purchased | shares	179,175	179,175
Purchase of Aqualung Carbon Capture AS shares	$ 3,100	kr 23.3